Document And Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document Information [Line Items]
Entity Registrant Name	Galmed Pharmaceuticals Ltd.
Entity Central Index Key	0001595353
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Trading Symbol	GLMD
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2017
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	14,435,161